Fair Value Measurements - Activity of Convertible Notes Measured at Fair Value (Details) - Fair Value, Inputs, Level 3 [Member] - Convertible Debt [Member] $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value, beginning balance	$ 557,007
Issuances (including PIK principal recorded)	7,896
Settlements (including interest payments and PIK principal recorded)	(13,123)
Unrealized losses	371,951
Fair value, ending balance	$ 923,731